EQUITY (Details)			12 Months Ended
	Jan. 25, 2013 shares	May 07, 2009 shares	Dec. 31, 2020 Vote
Limited Partners' Capital Account [Line Items]
Number of votes per unit | Vote			1
MembersOfCaremaxMedicalGroupLlcMember
Limited Partners' Capital Account [Line Items]
Number of units issued	100
MembersOfManagedHealthCarePartnersLlcMember
Limited Partners' Capital Account [Line Items]
Number of units issued		100